DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 675,510	R$ 299,899
Transenergia Sao Paulo
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	14,760	17,271
Enerpeixe S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,653	12,236
MGE Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,616	5,616
Transenergia Renovavel S.A. (Transenergia)
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	520	4,492
CTEEP
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	198,359	32,928
Lajeado Energia
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	100,280	23,975
CEB Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	12,147	18,707
Paulista Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	15,202	16,221
Belo Monte Transmissora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	34,121	13,810
CEEE-GT
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		30,040
Chapecoense
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		29,090
EMAE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	95,639	11,175
Transmissora Sul Litornea de Energia - TSLE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	4,153	8,065
Retiro Baixo Energetica S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	3,858	6,357
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	6,163	5,985
Other
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	127,561	36,410
Gois Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	8,146	11,668
Manaus Construtora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	23,298	9,178
EAPSA - Energetica Aguas da Pedra S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 14,034	R$ 6,675